Other comprehensive income (loss) - Components (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pre-tax amount
Total other comprehensive income (loss), Pre-tax amount		$ (1,433)	$ 1,944	$ 769
Tax (expense) benefit
Total other comprehensive income (loss), Tax (expense) benefit		207	(284)	(143)
After-tax amount
Total other comprehensive income (loss), net of tax	[1]	(1,226)	1,660	626
Foreign currency translation
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(313)	441	135
Total other comprehensive income (loss), Pre-tax amount		(313)	441	135
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(63)	67	16
Total other comprehensive income (loss), Tax (expense) benefit		(63)	67	16
After-tax amount
Other comprehensive income (loss), After-tax amount		(376)	508	151
Total other comprehensive income (loss), net of tax		(376)	508	151
Unrealized gain (loss) on assets available-for-sale
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(1,515)	1,573	680
Reclassification adjustment, Pre-tax amount		(5)	(33)	18
Total other comprehensive income (loss), Pre-tax amount		(1,520)	1,540	698
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		368	(371)	(168)
Reclassification adjustment, Tax (expense) benefit		1	8	(4)
Total other comprehensive income (loss), Tax (expense) benefit		369	(363)	(172)
After-tax amount
Other comprehensive income (loss), After-tax amount		(1,147)	1,202	512
Reclassification adjustment, After-tax amount		(4)	(25)	14
Total other comprehensive income (loss), net of tax		(1,151)	1,177	526
Prior service cost arising during the period
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		0	0	(1)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		0	0	0
After-tax amount
Other comprehensive income (loss), After-tax amount		0	0	(1)
Defined benefit plans
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		296	(138)	(121)
Reclassification adjustment, Pre-tax amount		113	95	52
Total other comprehensive income (loss), Pre-tax amount		409	(43)	(70)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(77)	31	34
Reclassification adjustment, Tax (expense) benefit		(25)	(18)	(18)
Total other comprehensive income (loss), Tax (expense) benefit		(102)	13	16
After-tax amount
Other comprehensive income (loss), After-tax amount		219	(107)	(87)
Reclassification adjustment, After-tax amount		88	77	34
Total other comprehensive income (loss), net of tax		307	(30)	(54)
Unrealized gain (loss) on cash flow hedges
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		3	5	16
Reclassification adjustment, Pre-tax amount		(12)	1	(10)
Total other comprehensive income (loss), Pre-tax amount		(9)	6	6
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		0	(1)	(7)
Reclassification adjustment, Tax (expense) benefit		3	0	4
Total other comprehensive income (loss), Tax (expense) benefit		3	(1)	(3)
After-tax amount
Other comprehensive income (loss), After-tax amount		3	4	9
Reclassification adjustment, After-tax amount		(9)	1	(6)
Total other comprehensive income (loss), net of tax		(6)	5	3
Unrealized gain (loss) on cash flow hedges | Interest expense
Pre-tax amount
Reclassification adjustment, Pre-tax amount		0	0	(7)
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		0	0	2
After-tax amount
Reclassification adjustment, After-tax amount		0	0	(5)
Unrealized gain (loss) on cash flow hedges | Staff expense
Pre-tax amount
Reclassification adjustment, Pre-tax amount		(12)	1	(3)
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		3	0	2
After-tax amount
Reclassification adjustment, After-tax amount		$ (9)	$ 1	$ (1)

[1]	Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders was $(1,228) million for the year ended Dec. 31, 2021, $1,658 million for the year ended Dec. 31, 2020 and $623 million for the year ended Dec. 31, 2019.